Related parties transactions and balances - Summary of key management personnel remuneration (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Share-based payment	$ 48,149	$ 28,776	$ 18,618
Short-term benefits	22,099	20,861	13,959
Total compensation to management personnel	$ 70,248	$ 49,637	$ 32,577